Cash and cash equivalents and time deposits - Cash on hand and cash held at bank (Details) ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 HKD ($)	Jun. 30, 2020 SGD ($)	Jun. 30, 2020 TWD ($)	Jun. 30, 2020 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 JPY (¥)
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	$ 39,828						$ 37,264
RMB
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	10,424	¥ 74,116					11,776	¥ 84,034
HK$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	3,981		$ 30,852				1,061		$ 8,329
US$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	24,956						24,175
Singapore dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	278			$ 397			110			$ 151
New Taiwan dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	59				$ 1,754		30				$ 931
Japanese Yen
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	9					¥ 966	41					¥ 4,550
Others
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	130						72
Cash and Cash Equivalents and Time Deposits	$ 121						$ 71